RIGHT TO USE ASSETS AND LEASE LIABILITITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Right To Use Assets And Lease Liabilitity
RIGHT TO USE ASSETS AND LEASE LIABILITITY

NOTE 4 - RIGHT TO USE ASSETS AND LEASE LIABILITITY

Since September of 2015, we rent office space at 2723 South State Street, Suite 150, Ann Arbor, Michigan 48104, which is our principal place of business. We pay an annual rent of $2,508 for conference facilities, mail, fax, and reception services located at our principal place of business.

On January 23, 2017 the Company signed an 8 year property lease with the Company’s President for land in Texas where the Company grows its mulberry. The Company pays a monthly rent of $960. Rent expense – related party for the three months ended September 30, 2022 and 2021, was $0 and $3,683, respectively (See Note 9). On April 5, 2021, the Company ended this lease agreement with its President and removed the associated ROU asset and lease liability of $44,419.

On September 5, 2019, we signed a two-year lease for a 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters. We pay an annual rent of $42,000 for year one of the lease and will pay $44,800 for year two of the lease. On April 16, 2021, the Company signed a two year amendment to this lease. Commencing on July 1, 2021 and ending on September 30, 2022, the Company will pay an annualized rent of $42,000. From October 1, 2022 through September 30, 2023, the Company will pay an annual rent of $44,800. The Company recorded ROU asset of $79,862 and lease liability of $79,862 in accordance with the adoption of the new guidance.

On May 9, 2019 the Company signed a 5 year property lease with the Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five. On July 1, 2021, the Company ended this lease agreement, and the company recovered the associated ROU asset and lease liability of $241,800.

On July 1, 2021, the Company signed a 5-year property lease with the Socialist Republic of Vietnam which consists of 6,000 square meters of space, which it leases at a current rent of approximately $8,645 per year.

Right to use assets is summarized below:

September 30, 2022
Right to use assets, net	41,517
Right to use assets, net	28,984
Total	$70,501

During the nine months ended September 30, 2022, the Company recorded $27,275 as lease expense to current period operations.

Lease liability is summarized below:

September 30, 2022
Operating lease liability, net	42,916
Operating lease liability, net	28,984
Total	71,900
Less: short term portion	(49,479)
Long term position	$22,421

Lease expense for the nine months ended September 30, 2022 was comprised of the following:

Operating lease expense	$32,549
Operating lease expense	$5,763

NOTE 4 - RIGHT TO USE ASSETS AND LEASE LIABILITITY

Since September of 2015, we rent office space at 2723 South State Street, Suite 150, Ann Arbor, Michigan 48104, which is our principal place of business. We pay an annual rent of $2,508 for conference facilities, mail, fax, and reception services located at our principal place of business.

On January 23, 2017 the Company signed an 8 year property lease with the Company’s President for land in Texas where the Company grows its mulberry. The Company pays a monthly rent of $960. Rent expense – related party for the years ended December 31, 2021 and 2020, was $3,683 and $13,092, respectively (See Note 9). On April 5, 2021, the Company ended this lease agreement with its President and removed the associated ROU asset and lease liability of $44,419.

On September 5, 2019, we signed a two-year lease for a 5,000 square foot property in Lansing, MI that commenced on October 1, 2019 and ends on September 30, 2021, for its research and development headquarters. We pay an annual rent of $42,000 for year one of the lease and will pay $44,800 for year two of the lease. On April 16, 2021, the Company signed a two year amendment to this lease. Commencing on July 1, 2021 and ending on September 30, 2022, the Company will pay an annualized rent of $42,000. From October 1, 2022 through September 30, 2023, the Company will pay an annual rent of $44,800. The Company recorded ROU asset of $79,862 and lease liability of $79,862 in accordance with the adoption of the new guidance.

On May 9, 2019 the Company signed a 5 year property lease with the Socialist Republic of Vietnam which consists of 4,560.57 square meters of space, which it leases at a current rent of approximately $45,150 per year one and two and with the 5% increase per year for years three through five. On July 1, 2021, the Company ended this lease agreement, and the company recovered the associated ROU asset and lease liability of $241,800.

On July 1, 2021, the Company signed a 5-year property lease with the Socialist Republic of Vietnam which consists of 6,000 square meters of space, which it leases at a current rent of approximately $8,645 per year.

Right to use assets is summarized below:

December 31, 2021
Right to use assets, net	70,550
Right to use assets, net	33,574
Total	$104,124

During the year ended December 31, 2021, the Company recorded $87,874 as lease expense to current period operations.

Lease liability is summarized below:

December 31, 2021
Operating lease liability, net	70,550
Operating lease liability, net	33,574
Total	104,124
Less: short term portion	(44,577)
Long term position	$59,897

Lease expense for the year ended December 31, 2021 was comprised of the following:

Operating lease expense	$37,461
Operating lease expense	$55,834
Operating lease expense – related party	$3,683